UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 3525
SEATTLE, WA 98101

MICHELE T. MOSCA
RAINIER INVESTMENT MANAGEMENT, LLC
601 UNION STREET, SUITE 3525
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Rainier Large Cap Equity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

COMMON STOCKS (99.7%)	Shares	Value
CONSUMER DISCRETIONARY (13.0%)
Amazon.com, Inc.*	3,670	$3,552,560
Comcast Corp. Cl. A	32,520	1,265,678
Mohawk Industries, Inc. *	6,220	1,503,312
Newell Brands, Inc.	31,910	1,711,014
O'Reilly Automotive, Inc.*	7,600	1,662,424
Starbucks Corp.	33,000	1,924,230
The Home Depot, Inc.	15,950	2,446,730
Total Consumer Discretionary		14,065,948

CONSUMER STAPLES (7.0%)
Church & Dwight Co., Inc.	22,246	1,154,122
Constellation Brands, Inc. Cl. A	11,350	2,198,836
Costco Wholesale Corp.	9,655	1,544,124
Monster Beverage Corp.*	33,520	1,665,274
Spectrum Brands Holdings, Inc.	8,150	1,019,076
Total Consumer Staples		7,581,432

ENERGY (5.8%)
Anadarko Petroleum Corp.	16,810	762,165
Cimarex Energy Co.	7,180	674,992
Concho Resources, Inc.*	7,700	935,781
Continental Resources, Inc.*	17,850	577,091
EOG Resources, Inc.	11,370	1,029,212
Newfield Exploration Co.*	28,850	821,071
Schlumberger Ltd.^	22,253	1,465,138
Total Energy		6,265,450

FINANCIALS (13.3%)
BlackRock, Inc.	6,650	2,809,027
CME Group, Inc.	10,330	1,293,729
Intercontinental Exchange, Inc.	28,340	1,868,173
JPMorgan Chase & Co.	44,080	4,028,912
Raymond James Financial, Inc.	22,060	1,769,653
The Goldman Sachs Group, Inc.	12,190	2,704,961
Total Financials		14,474,455

HEALTH CARE (12.0%)
Alexion Pharmaceuticals, Inc.*	11,970	1,456,390
Boston Scientific Corp.*	43,070	1,193,901
Celgene Corp.*	12,520	1,625,973
Regeneron Pharmaceuticals, Inc.*	4,610	2,264,155
Shire plc - ADR^	13,730	2,269,157
The Cooper Cos., Inc.	8,050	1,927,331
UnitedHealth Group, Inc.	12,670	2,349,271
Total Health Care		13,086,178

INDUSTRIALS (13.8%)
Cintas Corp.	15,490	1,952,360
Delta Air Lines, Inc.	25,370	1,363,384
Fortive Corp.	30,070	1,904,934

	Shares	Value
INDUSTRIALS (13.8%)(Continued)
Ingersoll-Rand plc^	10,700	$977,873
Northrop Grumman Corp.	5,420	1,391,368
Raytheon Co.	13,210	2,133,151
Stericycle, Inc.*	13,620	1,039,478
Union Pacific Corp.	19,108	2,081,052
Waste Connections, Inc.^	33,930	2,185,771
Total Industrials		15,029,371

INFORMATION TECHNOLOGY (27.3%)
Adobe Systems, Inc.*	5,370	759,533
Alphabet, Inc. Cl. A*	4,636	4,309,996
Apple, Inc.	28,410	4,091,608
Broadcom Ltd.^	5,350	1,246,817
Facebook, Inc. Cl. A*	22,550	3,404,599
FleetCor Technologies, Inc.*	10,010	1,443,542
Intel Corp.	57,840	1,951,522
MasterCard, Inc. Cl. A	16,140	1,960,203
Microsoft Corp.	64,260	4,429,442
salesforce.com, Inc.*	15,670	1,357,022
Total System Services, Inc.	27,030	1,574,497
Visa, Inc. Cl. A	32,670	3,063,793
Total Information Technology		29,592,574

MATERIALS (4.4%)
Axalta Coating Systems Ltd.*^	36,300	1,163,052
The Sherwin-Williams Co.	5,320	1,867,107
Vulcan Materials Co.	13,430	1,701,313
Total Materials		4,731,472

REAL ESTATE INVESTMENT TRUST (2.3%)
American Tower Corp.	19,030	2,518,050
Total Real Estate Investment Trust		2,518,050

UTILITIES (0.8%)
American Water Works Co., Inc.	11,890	926,825
Total Utilities		926,825

TOTAL COMMON STOCKS
(Cost $78,567,998)		$108,271,755

SHORT TERM INVESTMENT (0.7%)
MONEY MARKET FUND (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Institutional Class - 0.88%**	733,627	733,627
TOTAL SHORT TERM INVESTMENT
(Cost $733,627)		$733,627

TOTAL INVESTMENTS (100.4%)		$109,005,382
(Cost $79,301,625)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(442,038)
TOTAL NET ASSETS (100.0%)		$108,563,344

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2017, was as follows***:

Cost of investments	$79,301,625
Gross unrealized appreciation	31,579,653
Gross unrealized depreciation	(1,875,896)
Net unrealized appreciation	$29,703,757

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

COMMON STOCKS (97.0%)	Shares	Value
CONSUMER DISCRETIONARY (12.6%)
Brunswick Corp.	12,150	$762,169
Burlington Stores, Inc.*	7,540	693,605
Expedia, Inc.	6,530	972,644
Live Nation Entertainment, Inc.*	27,670	964,300
Mohawk Industries, Inc.*	6,460	1,561,317
Newell Brands, Inc.	28,430	1,524,417
Norwegian Cruise Line Holdings Ltd.*^	24,160	1,311,646
Papa John's International, Inc.	10,780	773,573
Signet Jewelers Ltd.^	9,610	607,736
Thor Industries, Inc.	6,490	678,335
Tractor Supply Co.	10,180	551,858
Ulta Salon Cosmetics & Fragrance, Inc.*	2,310	663,755
Total Consumer Discretionary		11,065,355

CONSUMER STAPLES (3.5%)
Constellation Brands, Inc. Cl. A	4,670	904,719
Pinnacle Foods, Inc.	27,980	1,662,012
Spectrum Brands Holdings, Inc.	4,220	527,669
Total Consumer Staples		3,094,400

ENERGY (4.1%)
Concho Resources, Inc.*	6,260	760,778
Continental Resources, Inc.*	14,070	454,883
Devon Energy Corp.	28,350	906,349
Diamondback Energy, Inc.*	7,950	706,040
Newfield Exploration Co.*	28,320	805,987
Total Energy		3,634,037

FINANCIALS (14.2%)
Bank of the Ozarks, Inc.	25,860	1,212,058
E*Trade Financial Corp.*	28,090	1,068,263
East West Bancorp, Inc.	16,470	964,813
First Republic Bank	14,030	1,404,403
Intercontinental Exchange, Inc.	12,980	855,642
KeyCorp	75,750	1,419,555
Progressive Corp.	30,450	1,342,540
Raymond James Financial, Inc.	19,250	1,544,235
Signature Bank*	5,610	805,203
Western Alliance Bancorp*	37,820	1,860,744
Total Financials		12,477,456

HEALTH CARE (11.6%)
DENTSPLY SIRONA, Inc.	23,090	1,497,156
Hologic, Inc.*	23,820	1,080,952
Insulet Corp.*	31,080	1,594,715
NuVasive, Inc.*	23,390	1,799,159
Perrigo Co. plc^	17,790	1,343,501
PRA Health Sciences, Inc.*	9,650	723,846
Teleflex, Inc.	7,540	1,566,510
Wright Medical Group NV*^	23,050	633,644
Total Health Care		10,239,483

	Shares	Value
INDUSTRIALS (17.7%)
A.O. Smith Corp.	40,000	$2,253,200
AMETEK, Inc.	20,310	1,230,177
Cintas Corp.	7,370	928,915
Fortive Corp.	21,800	1,381,030
JetBlue Airways Corp.*	44,940	1,025,980
Lennox International, Inc.	5,040	925,546
Oshkosh Corp.	24,240	1,669,651
Quanta Services, Inc.*	46,950	1,545,594
Tetra Tech, Inc.	32,040	1,465,830
The Middleby Corp.*	13,410	1,629,449
Waste Connections, Inc.^	23,370	1,505,495
Total Industrials		15,560,867

INFORMATION TECHNOLOGY (17.6%)
Cadence Design Systems, Inc.*	18,870	631,956
CoStar Group, Inc.*	6,520	1,718,672
Euronet Worldwide, Inc.*	12,570	1,098,241
FleetCor Technologies, Inc.*	5,680	819,113
Fortinet, Inc.*	35,150	1,316,016
Gartner, Inc.*	5,450	673,130
HubSpot, Inc.*	12,200	802,150
Lam Research Corp.	4,910	694,421
Marvell Technology Group Ltd.^	85,270	1,408,660
MAXIMUS, Inc.	13,440	841,747
ON Semiconductor Corp.*	53,580	752,263
Palo Alto Networks, Inc.*	4,160	556,650
Skyworks Solutions, Inc.	8,900	853,955
The Ultimate Software Group, Inc.*	5,240	1,100,714
Total System Services, Inc.	27,290	1,589,643
Tyler Technologies, Inc.*	3,910	686,870
Total Information Technology		15,544,201

MATERIALS (6.0%)
Axalta Coating Systems Ltd.*^	40,450	1,296,018
Eagle Materials, Inc.	12,660	1,170,037
The Sherwin-Williams Co.	4,070	1,428,407
Vulcan Materials Co.	10,820	1,370,678
Total Materials		5,265,140

REAL ESTATE INVESTMENT TRUST (6.7%)
Brixmor Property Group, Inc.	68,400	1,222,992
Equinix, Inc.	5,710	2,450,503
Hudson Pacific Properties, Inc.	31,310	1,070,489
Prologis, Inc.	20,570	1,206,225
Total Real Estate Investment Trust		5,950,209

UTILITIES (3.0%)
American Water Works Co., Inc.	14,360	1,119,362
Edison International	11,090	867,127
MDU Resources Group, Inc.	25,400	665,480
Total Utilities		2,651,969

TOTAL COMMON STOCKS
(Cost $65,271,209)		$85,483,117

Shares		Value
SHORT TERM INVESTMENT (2.6%)
MONEY MARKET FUND (2.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Institutional Class - 0.88%**	2,254,540	$2,254,540
TOTAL SHORT TERM INVESTMENT
(Cost $2,254,540)		$2,254,540

TOTAL INVESTMENTS (99.6%)		$87,737,657
(Cost $67,525,749)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		363,172
TOTAL NET ASSETS (100.0%)		$88,100,829

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2017, was as follows***:

Cost of investments		$67,525,749
Gross unrealized appreciation		21,441,894
Gross unrealized depreciation		(1,229,986)
Net unrealized appreciation		$20,211,908

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

COMMON STOCKS (96.9%)	Shares	Value
CONSUMER DISCRETIONARY (9.7%)
Brunswick Corp.	42,400	$2,659,752
Burlington Stores, Inc.*	26,330	2,422,097
Live Nation Entertainment, Inc.*	82,130	2,862,230
Mohawk Industries, Inc.*	20,340	4,915,975
Norwegian Cruise Line Holdings Ltd.*^	83,100	4,511,499
Ollie's Bargain Outlet Holdings, Inc.*	37,890	1,614,114
Papa John's International, Inc.	29,820	2,139,883
Signet Jewelers Ltd.^	33,570	2,122,967
Thor Industries, Inc.	23,190	2,423,819
Tractor Supply Co.	35,560	1,927,708
Ulta Salon Cosmetics & Fragrance, Inc.*	8,010	2,301,593
Total Consumer Discretionary		29,901,637

CONSUMER STAPLES (1.8%)
Pinnacle Foods, Inc.	93,900	5,577,660
Total Consumer Staples		5,577,660

ENERGY (3.3%)
Carrizo Oil & Gas, Inc.*	84,500	1,471,990
Diamondback Energy, Inc*	30,640	2,721,139
Matador Resources Co.*	129,530	2,768,056
Newfield Exploration Co.*	110,690	3,150,237
Total Energy		10,111,422

FINANCIALS (14.2%)
Bank of the Ozarks, Inc.	76,460	3,583,680
E*Trade Financial Corp.*	95,130	3,617,794
East West Bancorp, Inc.	67,540	3,956,493
Evercore Partners, Inc. Cl. A	85,240	6,009,420
First Republic Bank	48,550	4,859,855
Pinnacle Financial Partners, Inc.	54,590	3,428,252
Progressive Corp.	107,680	4,747,611
Raymond James Financial, Inc.	57,600	4,620,672
Signature Bank*	20,710	2,972,507
Western Alliance Bancorp*	117,640	5,787,888
Total Financials		43,584,172

HEALTH CARE (14.8%)
Amedisys, Inc.*	40,190	2,524,334
Biohaven Pharmaceutical Holding Co. Ltd.*^	71,540	1,788,500
Hologic, Inc.*	91,640	4,158,623
Insulet Corp.*	109,610	5,624,089
Ionis Pharmaceuticals, Inc.*	76,930	3,913,429
K2M Group Holdings, Inc.*	106,200	2,587,032
Natus Medical, Inc.*	74,820	2,790,786
NuVasive, Inc.*	72,020	5,539,778
Paratek Pharmaceuticals, Inc.*	85,790	2,067,539
Perrigo Co. plc^	42,250	3,190,720
PRA Health Sciences, Inc.*	33,280	2,496,333
Teleflex, Inc.	31,580	6,561,061
Wright Medical Group NV*^	80,890	2,223,666
Total Health Care		45,465,890

	Shares	Value
INDUSTRIALS (18.7%)
A.O. Smith Corp.	121,390	$6,837,899
Apogee Enterprises, Inc.	42,900	2,438,436
Astec Industries, Inc.	33,960	1,885,120
Comfort Systems USA, Inc.	127,120	4,716,152
Granite Construction, Inc.	35,310	1,703,354
JetBlue Airways Corp.*	158,870	3,627,002
Lennox International, Inc.	17,850	3,277,974
Masonite International Corp.*^	19,650	1,483,575
Mercury Systems, Inc.*	133,850	5,633,746
On Assignment, Inc.*	78,070	4,227,490
Oshkosh Corp.	83,210	5,731,505
Quanta Services, Inc.*	165,150	5,436,738
Tetra Tech, Inc.	114,550	5,240,663
The Middleby Corp.*	41,270	5,014,718
Total Industrials		57,254,372

INFORMATION TECHNOLOGY (20.2%)
Cadence Design Systems, Inc.*	63,000	2,109,870
CoStar Group, Inc.*	13,620	3,590,232
Coupa Software, Inc.*	101,220	2,933,356
Euronet Worldwide, Inc.*	34,890	3,048,339
FleetCor Technologies, Inc.*	16,350	2,357,833
Fortinet, Inc.*	99,030	3,707,683
Gartner, Inc.*	17,190	2,123,137
HubSpot, Inc.*	34,010	2,236,158
Lam Research Corp.	20,690	2,926,187
Lumentum Holdings, Inc.*	46,560	2,656,248
Marvell Technology Group Ltd.^	220,590	3,644,147
ON Semiconductor Corp.*	136,430	1,915,477
OSI Systems, Inc.*	43,460	3,266,019
Palo Alto Networks, Inc.*	19,670	2,632,043
Paycom Software, Inc.*	53,330	3,648,305
Proofpoint, Inc.*	29,410	2,553,670
RingCentral, Inc. Cl. A*	180,340	6,591,427
Skyworks Solutions, Inc.	37,220	3,571,259
Total System Services, Inc.	72,080	4,198,660
Tyler Technologies, Inc.*	13,690	2,404,922
Total Information Technology		62,114,972

MATERIALS (4.0%)
Axalta Coating Systems Ltd.*^	127,000	4,069,080
Eagle Materials, Inc.	44,410	4,104,372
Vulcan Materials Co.	31,520	3,992,954
Total Materials		12,166,406

REAL ESTATE INVESTMENT TRUST (8.0%)
Brixmor Property Group, Inc.	142,830	2,553,800
Equinix, Inc.	14,620	6,274,319
Hudson Pacific Properties, Inc.	89,430	3,057,612
Monmouth Real Estate Investment Corp.	219,140	3,298,057
National Storage Affiliates Trust	129,000	2,981,190
Physicians Realty Trust	168,630	3,396,208
Retail Opportunity Investments Corp.	152,110	2,918,991
Total Real Estate Investment Trust		24,480,177

	Shares	Value
UTILITIES (2.2%)
American Water Works Co., Inc.	50,460	$3,933,357
MDU Resources Group, Inc.	113,970	2,986,014
Total Utilities		6,919,371

TOTAL COMMON STOCKS
(Cost $224,151,619)		$297,576,079

SHORT TERM INVESTMENT (3.0%)
MONEY MARKET FUND (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Institutional Class - 0.88%**	9,190,739	9,190,739
TOTAL SHORT TERM INVESTMENT
(Cost $9,190,739)		$9,190,739

TOTAL INVESTMENTS (99.9%)
(Cost $233,342,358)		$306,766,818

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		280,152
TOTAL NET ASSETS (100.0%)		$307,046,970

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2017, was as follows***:

Cost of investments		$233,342,358
Gross unrealized appreciation		78,974,158
Gross unrealized depreciation		(5,549,698)
Net unrealized appreciation		$73,424,460

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier International Discovery Fund
Schedule of Investments
June 30, 2017 (Unaudited)

COMMON STOCKS (96.3%)	Shares	Value
AUSTRALIA (2.3%)
Bapcor Ltd.	518,070	$2,186,050
Corporate Travel Management Ltd.	208,340	3,673,376
Total Australia		5,859,426

AUSTRIA (0.7%)
Raiffeisen Bank International AG	68,150	1,720,213
Total Austria		1,720,213

BELGIUM (1.2%)
Melexis NV	36,870	3,027,792
Total Belgium		3,027,792

BRAZIL (2.5%)
Fleury SA	268,600	2,170,431
Localiza Rent a Car SA	117,090	1,600,361
Raia Drogasil SA	124,600	2,651,544
Total Brazil		6,422,336

CANADA (6.0%)
CCL Industries, Inc. Cl. B	93,800	4,745,695
Chartwell Retirement Residences	158,700	1,895,638
Dollarama, Inc.	35,340	3,376,758
Lundin Mining Corp.	309,200	1,757,252
NorthWest Healthcare Properties	180,380	1,485,548
Tourmaline Oil Corp.*	93,400	2,008,013
Total Canada		15,268,904

CHINA (3.3%)
Sunny Optical Technology Group Co. Ltd.	500,000	4,482,898
TravelSky Technology Ltd.	1,362,000	4,012,322
Total China		8,495,220

DENMARK (7.9%)
Ambu A/S	53,350	3,441,750
Chr. Hansen Holdings A/S	58,660	4,266,362
FLSmidth & Co. A/S	48,030	3,035,097
NKT Holding A/S	43,940	3,523,110
Rockwool International A/S	5,940	1,307,460
Royal Unibrew A/S	47,000	2,254,579
Sydbank A/S	61,290	2,310,255
Total Denmark		20,138,613

FRANCE (7.4%)
Alten SA	32,470	2,680,924
BioMerieux	17,150	3,711,909
Eurofins Scientific SA	4,915	2,768,386
Orpea	38,950	4,341,025
Teleperformance*	41,430	5,306,867
Total France		18,809,111

GERMANY (4.6%)
Carl Zeiss Meditec AG	57,410	2,979,545
KION Group AG	31,200	2,384,704
Sartorius AG	29,680	2,863,794

	Shares	Value
GERMANY (4.6%)(Continued)
Stabilus SA	23,700	$1,840,422
zooplus AG*	7,950	1,579,939
Total Germany		11,648,404

HONG KONG (2.0%)
Techtronic Industries Co. Ltd.	1,110,500	5,106,270
Total Hong Kong		5,106,270

INDIA (5.3%)
Federal Bank Ltd.	983,330	1,716,787
Indiabulls Housing Finance Ltd.	127,710	2,126,244
Petronet LNG Ltd.	336,220	2,247,362
Supreme Industries Ltd.	119,220	2,264,604
UPL Ltd.	170,940	2,222,517
Vakrangee Ltd.	466,610	3,109,891
Total India		13,687,405

INDONESIA (1.3%)
Ace Hardware Indonesia Tbk PT	18,891,600	1,502,540
Kalbe Farma Tbk	15,749,400	1,920,298
Total Indonesia		3,422,838

IRELAND (2.1%)
Keywords Studios plc	189,650	1,843,936
Kingspan Group plc	99,860	3,427,933
Total Ireland		5,271,869

ISLE OF MAN (0.9%)
GVC Holdings plc	228,650	2,252,907
Total Isle of Man		2,252,907

ISRAEL (1.5%)
Elbit Systems Ltd.	32,110	3,973,612
Total Israel		3,973,612

ITALY (5.5%)
Brembo SpA	243,190	3,558,106
DiaSorin SpA	37,450	2,876,525
FinecoBank SpA	447,500	3,521,569
Moncler SpA	90,690	2,123,426
Unione di Banche Italiane SpA	490,360	2,109,208
Total Italy		14,188,834

JAPAN (16.0%)
Daifuku Co. Ltd.	119,200	3,555,599
Harmonic Drive Systems, Inc.	99,000	3,423,961
Hoshizaki Electric Co. Ltd.	23,300	2,104,717
Lion Corp.	188,100	3,889,936
MISUMI Group, Inc.	175,600	4,006,131
MonotaRO Co. Ltd.	80,800	2,600,542
Nihon M&A Center, Inc.	89,900	3,285,077
Persol Holdings Co. Ltd.	194,600	3,643,722
Pigeon Corp.	98,900	3,578,777
Seria Co. Ltd.	97,800	4,721,529
THK Co. Ltd	95,200	2,691,585
Yaskawa Electric Corp.	164,700	3,486,559
Total Japan		40,988,135

	Shares	Value
MALAYSIA (1.5%)
Malaysia Airports Holdings Bhd	935,900	$1,866,284
My E.G. Services Bhd	3,804,400	1,940,907
Total Malaysia		3,807,191

MEXICO (0.5%)
Banregio Grupo Financiero S.A.B. de C.V.	218,100	1,381,996
Total Mexico		1,381,996

NETHERLANDS (1.3%)
Koninklijke Wessanen NV	193,090	3,272,787
Total Netherlands		3,272,787

NEW ZEALAND (0.9%)
Fisher & Paykel Healthcare Corp. Ltd.	261,630	2,195,220
Total New Zealand		2,195,220

NORWAY (0.5%)
Aker BP ASA	95,160	1,407,667
Total Norway		1,407,667

SOUTH KOREA (0.7%)
Koh Young Technology Inc.	35,450	1,859,022
Total South Korea		1,859,022

SWEDEN (2.6%)
Attendo AB	180,520	2,200,601
Saab AB	90,640	4,475,678
Total Sweden		6,676,279

SWITZERLAND (7.7%)
Bachem Holding AG	15,500	1,768,380
Logitech International SA	68,990	2,536,133
OC Oerlikon Corp. AG	223,570	2,937,722
Temenos Group AG	31,250	2,789,655
VAT Group AG*	27,880	3,465,738
Vontobel Holding AG	56,300	3,657,827
Ypsomed Holding AG	12,170	2,460,906
Total Switzerland		19,616,361

TAIWAN (0.8%)
Advantech Co. Ltd.	295,890	2,096,132
Total Taiwan		2,096,132

THAILAND (1.8%)
Krungthai Card PCL	343,400	1,213,071
Tisco Financial Group PCL*	1,509,900	3,378,051
Total Thailand		4,591,122

UNITED KINGDOM (7.5%)
Abcam plc	182,570	2,314,880
Dechra Pharmaceuticals plc	125,940	2,788,533
Elementis plc	918,670	3,518,988
Halma plc	159,970	2,291,894
Rightmove plc	42,070	2,328,760
St. James's Place plc	194,100	2,988,176
TP ICAP plc	471,120	2,867,415
Total United Kingdom		19,098,646

TOTAL COMMON STOCKS
(Cost $199,870,230)		$246,284,312

	Shares	Value
SHORT TERM INVESTMENT (2.8%)
MONEY MARKET FUND (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Institutional Class - 0.88%**	7,071,907	$7,071,907
TOTAL SHORT TERM INVESTMENT
(Cost $7,071,907)		$7,071,907

TOTAL INVESTMENTS (99.1%)
(Cost $206,942,137)		$253,356,219

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		2,252,597
TOTAL NET ASSETS (100.0%)		$255,608,816

Sector Diversification	Percentage
Industrials	23.9%
Health Care	16.7%
Information Technology	15.1%
Financials	12.6%
Consumer Discretionary	11.8%
Materials	7.3%
Consumer Staples	6.1%
Energy	2.2%
Real Estate	0.6%
TOTAL PORTFOLIO	96.3%
SHORT TERM INVESTMENTS AND OTHER ASSETS IN EXCESS OF LIABILITIES	3.7%
TOTAL NET ASSETS	100.0%

* Non-income producing security.
** Rate quoted is seven-day yield at period end.

Securities are classified by country of major operations.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2017, was as follows***:

Cost of investments		$206,942,137
Gross unrealized appreciation		48,878,542
Gross unrealized depreciation		(2,464,460)
Net unrealized appreciation		$46,414,082

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at June 30, 2017

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on national securities exchanges (including exchange-traded funds) are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

Foreign equity securities are generally valued at the last reported sale price on the exchange where it is primarily traded. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis. The pricing service montiors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met. When these securities are valued based on market quotes from active markets, they are classified as Level 1; when adjustment factors are used, these valuations are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy; these valuations may be categorized as Level 2 or 3 depending on the inputs to the valuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of June 30, 2017:

Rainier Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$108,271,755	$-	$-	$108,271,755
Total Equity	108,271,755	-	-	108,271,755

Short-Term Investments	733,627	-	-	733,627
Total Investments in Securities	$109,005,382	$-	$-	$109,005,382

Rainier Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$85,483,117	$-	$-	$85,483,117
Total Equity	85,483,117	-	-	85,483,117

Short-Term Investments	2,254,540	-	-	2,254,540
Total Investments in Securities	$87,737,657	$-	$-	$87,737,657

Rainier Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$297,576,079	$-	$-	$297,576,079
Total Equity	297,576,079	-	-	297,576,079

Short-Term Investments	9,190,739	-	-	9,190,739
Total Investments in Securities	$306,766,818	$-	$-	$306,766,818

Rainier International Discovery Fund^
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$246,284,312	$-	$-	$246,284,312
Total Equity	246,284,312	-	-	246,284,312

Short-Term Investments	7,071,907	-	-	7,071,907
Total Investments in Securities	$253,356,219	$-	$-	$253,356,219

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels when comparing the March 31, 2017 reporting period and the June 30, 2017 period.

^ See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By  /s/ Michele T. Mosca
       Michele T. Mosca
       Chief Executive Officer and President

Date  August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By  /s/ Michele T. Mosca
       Michele T. Mosca
       Chief Executive Officer and President

Date  August 16, 2017

By  /s/ Elisa Enns
       Elisa Enns
       Chief Financial Officer and Treasurer

Date  August 16, 2017

* Print the name and title of each signing officer under his or her signature.